Summary of Group's Financial Assets/(Liabilities) Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investment		$ 1,302
Contingent consideration	(18,236)	(3,269)
Forward contract	(253)	(332)
Total	(18,489)	(2,299)
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward contract	(253)	(332)
Total	(253)	(332)
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investment		1,302
Contingent consideration	(18,236)	(3,269)
Total	$ (18,236)	$ (1,967)